Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current Assets:
Cash and cash equivalents		$ 3,755,687	$ 101,535
Trade receivables, net		775,203	1,320,983
Deposits, prepayments and other receivables		57,887	172,299
Contract assets		818,043	571,982
Deferred initial public offering (“IPO”) costs			204,964
Total Current Assets		5,406,820	2,371,763
Non-Current Assets:
Property, plant and equipment, net		138,559	69,684
Right of use assets – operating lease		572,172	42,084
Cash surrender value of life insurance policies		55,677	55,587
Deposits for investments		1,600,000
Deferred tax assets, net			123
Total Non-current assets		2,366,408	167,478
Total Assets		7,773,228	2,539,241
Current Liabilities:
Trade payables		728,942	318,350
Other payables and accruals		182,485	139,528
Advance from customers		12,968	21,212
Total bank borrowings		358,021	432,101
Current portion of operating lease liabilities		234,490	42,830
Loan payables			180,000
Current portion of finance lease liabilities		49,454	26,585
Income tax payable		232,016	316,724
Total Current Liabilities		1,798,376	1,477,330
Non-Current Liabilities:
Operating lease liabilities		337,682
Finance lease liabilities		42,024	18,364
Total Non-Current Liabilities		379,706	18,364
Total Liabilities		2,178,082	1,495,694
Commitments and contingencies
Equity
Share capital (5,000,000,000 shares authorized, no-par value, 118,065,000 and 100,000,000 Class A shares issued and outstanding as of June 30, 2026 and 2025, respectively and 50,000,000 and 50,000,000 Class B shares issued and outstanding as of June 30, 2026 and 2025, respectively)	[1]	6,640,851	19,823
Subscription receivable			(19,801)
Additional paid-in capital		2,709,004
(Accumulated losses) retained earnings		(3,809,987)	1,021,335
Accumulated other comprehensive income (loss)		2,324	(12,642)
Capital and reserves attributable to equity holders of the Company		5,542,192	1,008,715
Non-controlling interests		52,954	34,832
Total Equity		5,595,146	1,043,547
Total Liabilities and Equity		$ 7,773,228	$ 2,539,241

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).